UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    November 13, 2002

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:   $77,264

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     2945 26780.00 SH       SOLE                 24780.00           2000.00
Agilent Technologies           COM              00846U101      773 59209.00 SH       SOLE                 54709.00           4500.00
American SuperConductor        COM              030111108      212 78675.00 SH       SOLE                 74175.00           4500.00
Anadarko Petroleum Corp        COM              032511107     3427 76945.00 SH       SOLE                 72045.00           4900.00
BP p.l.c. ADR                  ADR              055622104      849 21286.00 SH       SOLE                 21286.00
Bellsouth Corp                 COM              079860102      768 41805.00 SH       SOLE                 39505.00           2300.00
Campbell Soup Company          COM              134429109      378 17100.00 SH       SOLE                 16100.00           1000.00
Caterpillar, Inc               COM              149123101     3406 91500.00 SH       SOLE                 85600.00           5900.00
ChevronTexaco Corp             COM              166764100     1778 25676.00 SH       SOLE                 23776.00           1900.00
Coca-Cola Company              COM              191216100     2883 60117.00 SH       SOLE                 53517.00           6600.00
Conagra Foods, Inc.            COM              205887102     1825 73425.00 SH       SOLE                 68925.00           4500.00
Dow Chemical                   COM              260543103     2156 78955.00 SH       SOLE                 75345.00           3610.00
Duke Energy Company            COM              264399106     3957 202400.00SH       SOLE                188300.00          14100.00
Emerson Electric               COM              291011104     3696 84125.00 SH       SOLE                 78125.00           6000.00
Exxon Mobil Corp               COM              30231G102     2455 76966.00 SH       SOLE                 72766.00           4200.00
Flowers Foods Inc              COM              343498101      927 40802.00 SH       SOLE                 40802.00
Fuelcell Energy Inc            COM              35952H106      368 58425.00 SH       SOLE                 57925.00            500.00
Genentech Inc                  COM              368710406      501 15350.00 SH       SOLE                 13850.00           1500.00
General Electric               COM              369604103     2257 91568.00 SH       SOLE                 83768.00           7800.00
Honeywell, Inc                 COM              438516106     1826 84320.00 SH       SOLE                 79720.00           4600.00
IDACORP, Inc.                  COM              451107106     1959 80520.00 SH       SOLE                 77520.00           3000.00
Ingersoll-Rand Company Class A COM              G4776G101      366 10633.00 SH       SOLE                  9633.00           1000.00
Intel Corp                     COM              458140100     2279 164090.00SH       SOLE                153890.00          10200.00
International Rectifier        COM              460254105     1330 85175.00 SH       SOLE                 79175.00           6000.00
Johnson & Johnson              COM              478160104     2484 45933.00 SH       SOLE                 45933.00
Kellogg Co                     COM              487836108     1002 30125.00 SH       SOLE                 30125.00
Lilly, Eli & Co                COM              532457108     1430 25835.00 SH       SOLE                 24435.00           1400.00
MBNA Corp                      COM              55262l100      276 15000.00 SH       SOLE                 15000.00
Merck & Co., Inc               COM              589331107     3211 70241.00 SH       SOLE                 64641.00           5600.00
Microsoft Corp                 COM              594918104      547 12505.00 SH       SOLE                  9005.00           3500.00
Pfizer, Inc                    COM              717081103     3132 107914.00SH       SOLE                101039.00           6875.00
Proctor & Gamble               COM              742718109     1630 18232.00 SH       SOLE                 17232.00           1000.00
Progress Energy Inc            COM              743263105      926 22654.00 SH       SOLE                 22654.00
Qualcomm, Inc.                 COM              747525103     2502 90590.00 SH       SOLE                 84390.00           6200.00
Southern Co                    COM              842587107     4310 149750.00SH       SOLE                141550.00           8200.00
SunTrust Banks, Inc.           COM              867914103     4330 70432.00 SH       SOLE                 65432.00           5000.00
Synovus Financial Corp         COM              87161C105      785 38080.00 SH       SOLE                 34780.00           3300.00
Texas Instruments              COM              882508104     1734 117390.00SH       SOLE                109590.00           7800.00
Verizon Communications         COM              92343V104     1539 56085.00 SH       SOLE                 52685.00           3400.00
Wal-Mart Stores, Inc.          COM              931142103      358  7275.00 SH       SOLE                  7275.00
Wells Fargo                    COM              949746101     3746 77790.00 SH       SOLE                 72290.00           5500.00